Organization (Details)	Sep. 30, 2024	Dec. 04, 2015	May 23, 2014	May 10, 2014
PRESTIGE PRIVATE WEALTH MANAGEMENT LIMITED (“PPWM”) [Member]
Organization [Line Items]
Ownership controlled percentage			100.00%
PRESTIGE ASSET INTERNATIONAL INC. (“PAI”) [Member]
Organization [Line Items]
Ownership controlled percentage		100.00%
AISYS Inc [Member]
Organization [Line Items]
Ownership controlled percentage				100.00%
Prestige Financial Holdings Group Limited [Member]
Organization [Line Items]
Percentage of ordinary shares hold	7.07%